Summary of Significant Accounting Policies - Impact on Financial Services of Revenue Recognition Standard on Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 2,554		$ 2,865	[1]	$ 2,768
Net cash used in investing activities	(1,920)		(1,869)	[1]	(1,656)
Net cash used in financing activities	(723)		(1,045)	[1]	(1,538)
Effect of foreign exchange rate changes on cash and cash equivalents	(308)		395	[1]	(31)
Increase (decrease) in cash and cash equivalents and restricted cash	(397)		346	[1]	(457)
Cash and cash equivalents, beginning of year	6,200	[1]	5,854	[1]	6,311
Cash and cash equivalents, end of year	5,803		6,200	[1]	5,854	[1]
Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	1,035		431		1,161
Net cash used in investing activities	(1,512)		(90)		(773)
Net cash used in financing activities	480		(281)		(959)
Effect of foreign exchange rate changes on cash and cash equivalents	(52)		34		31
Increase (decrease) in cash and cash equivalents and restricted cash	(49)		94		(540)
Cash and cash equivalents, beginning of year	1,299		1,205		1,745
Cash and cash equivalents, end of year	1,250		1,299		1,205
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			2,015		2,108
Net cash used in investing activities			(932)		(921)
Net cash used in financing activities			(1,045)		(1,538)
Increase (decrease) in cash and cash equivalents and restricted cash			413		(367)
Cash and cash equivalents, beginning of year	5,430		5,017		5,384
Cash and cash equivalents, end of year			5,430		5,017
As Previously Reported | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			(44)		730
Net cash used in investing activities			472		(267)
Net cash used in financing activities			(281)		(959)
Effect of foreign exchange rate changes on cash and cash equivalents			14		31
Increase (decrease) in cash and cash equivalents and restricted cash			161		(465)
Cash and cash equivalents, beginning of year	529		368		833
Cash and cash equivalents, end of year			529		368
Impact of New Retirement Benefits Accounting | Financial services | Adjustment Due to Adoption of New Accounting Pronouncements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities			475		431
Net cash used in investing activities			(562)		(506)
Net cash used in financing activities			0		0
Effect of foreign exchange rate changes on cash and cash equivalents			20		0
Increase (decrease) in cash and cash equivalents and restricted cash			(67)		(75)
Cash and cash equivalents, beginning of year	$ 770		837		912
Cash and cash equivalents, end of year			$ 770		$ 837

[1]	2017 and 2016 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).